Contract Assets, Net - (Tables)	12 Months Ended
Dec. 31, 2023
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Schedule of Contract With Customer Asset Net Current

	As of December 31,
	2022	2023
	RMB	RMB	US$
Contract assets	77,527	81,538	11,484
Allowance for credit losses	(35,770)	(58,790)	(8,280)

	41,757	22,748	3,204

Schedule of provision for contract assets and allowance for credit losses
The movements in the provision for contract assets and allowance for credit losses were as follows:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Balance at the beginning of the year	3,497	14,478	35,770	5,038
Adoption of ASC 326	2,383	—	—	—
Provisions	8,598	21,292	23,020	3,242

Balance at the end of the year	14,478	35,770	58,790	8,280